United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies

                                    811-21235

                      (Investment Company Act File Number)


                     Federated Premier Municipal Income Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/04
                                                 --------


                 Date of Reporting Period: Quarter ended 8/31/04
                                           ---------------------







Item 1.     Schedule of Investments



Federated Premier Municipal Income Fund
Portfolio of Investments
August 31, 2004 (unaudited)

   Principal                                                        Credit
   Amount                                                           Rating            1          Value
                      Long-Term Municipals--99.9%
                      Alabama--1.6%
$  2,000,000          Jefferson County, AL Sewer System,
                      Capital Improvement Warrants (Series
                      2002D), 5.25% (FGIC INS), 2/1/2026            AAA / Aaa / AAA        $     2,267,920
                      Arizona--2.2%
   500,000            Arizona Tourism & Sports Authority,
                      Multipurpose Stadium Facilities Tax
                      Revenue Bonds (Series A), 5.00% (MBIA
                      Insurance Corp. INS), 7/1/2024                NR / Aaa / AAA               519,320
   1,000,000          Arizona Tourism & Sports Authority,
                      Multipurpose Stadium Facility Tax Revenue
                      Bonds (Series A), 5.375% (MBIA Insurance
                      Corp. INS), 7/1/2022                          NR / Aaa / AAA               1,090,150
   750,000            Tempe, AZ IDA, Senior Living Revenue
                      Bonds (Series A), 6.75% (Friendship
                      Village of Tempe), 12/1/2030                  NR                           762,780
   750,000            Verrado Community Facilities District No.
                      1, AZ, Revenue Bonds, 6.50%, 7/15/2027        NR                           776,693
                      Total                                                                      3,148,943
                      Arkansas--0.7%
   1,000,000          Arkansas Development Finance Authority,
                      Hospital Revenue Bonds (Series 2000),
                      7.375% (Washington Regional Medical
                      Center)/(Original Issue Yield: 7.50%),        BBB- / Baa3 /
                      2/1/2029                                      BBB                          1,089,420
                      California--5.2%
   1,000,000          California State Department of Water
                      Resources Power Supply Program, Power
                      Supply Revenue Bonds (Series A), 5.375%
                      (Original Issue Yield: 5.48%), 5/1/2022       BBB+ / A2 / A-               1,066,590
   2,000,000          California State, Refunding UT GO Bonds ,
                      5.25%, 2/1/2020                               A / A3 / BBB                 2,139,480
   1,000,000          California State, UT GO Bonds , 5.25%,
                      10/1/2020                                     A / A3 / BBB                 1,067,420
   250,000            Golden State Tobacco Securitization
                      Corp., CA, Tobacco Settlement
                      Asset-Backed Revenue Bonds (Series
                      2003A-1), 6.75% (Original Issue Yield:        BBB / Baa3 /
                      7.00%), 6/1/2039                              BBB                          233,725
   750,000            Golden State Tobacco Securitization
                      Corp., CA, Tobacco Settlement Revenue         BBB / Baa3 /
                      Bonds (Series 2003A-2), 7.90%, 6/1/2042       BBB                          791,730
   500,000            La Verne, CA, Revenue Certificates of
                      Participation (Series 2003B), 6.625%
                      (Brethren Hillcrest Homes)/(Original
                      Issue Yield: 6.70%), 2/15/2025                BBB- / NR / NR               509,030
   1,500,000          Upland, CA Public Financing Authority,
                      Water System Improvement Lease Revenue
                      Bonds (Issue of 2003), 5.00% (AMBAC INS),
                      10/1/2027                                     AAA / Aaa / AAA              1,535,685
                      Total                                                                      7,343,660
                      Colorado--3.8%
   725,000            Antelope Heights Metropolitan District,
                      CO, LT GO Bonds, 8.00%, 12/1/2023             NR                           727,617
   1,000,000          Buckhorn Valley Metropolitan District No.
                      2, CO, LT GO Bonds, 7.00%, 12/1/2023          NR                           1,003,560
   500,000            Colorado Educational & Cultural
                      Facilities Authority, Revenue Refunding
                      Bonds (Series A), 7.00% (Denver
                      Academy)/(Original Issue Yield: 7.25%),
                      11/1/2023                                     BB+ / NR / NR                503,895
   1,000,000          Colorado Health Facilities Authority,
                      Revenue Bonds (Series 2002A), 6.125%
                      (Covenant Retirement Communities,
                      Inc.)/(Original Issue Yield: 6.40%),          BBB+ / NR /
                      12/1/2033                                     BBB+                         1,026,140
   500,000            Conservatory Metropolitan District, CO,
                      LT GO Bonds, 7.55%, 12/1/2032                 NR                           516,565
   1,000,000          Denver, CO Health & Hospital Authority,
                      Revenue Bonds, 6.25% (Original Issue
                      Yield: 6.28%), 12/1/2033                      BBB / Baa3 / NR              1,048,080
   500,000            Southlands, CO Metropolitan District No.
                      1, LT GO Bonds (Series 2004), 7.00%
                      (Original Issue Yield: 7.05%), 12/1/2024      NR                           499,655
                      Total                                                                      5,325,512
                      Connecticut--2.4 %
   1,250,000          Connecticut State Development Authority,
                      First Mortgage Gross Revenue Health Care
                      Project Bonds (Series 2003), 5.85% (Elim
                      Park Baptist Home, Inc.)/(Original Issue
                      Yield: 5.98%), 12/1/2033                      BBB+ / NR / NR               1,273,375
   2,000,000          Connecticut State Transportation
                      Infrastructure Authority, Transportation
                      Infrastructure Special Tax Revenue Bonds
                      (Series 2002B), 5.00% (AMBAC INS),
                      12/1/2022                                     AAA / Aaa / AAA              2,087,060
                      Total                                                                      3,360,435
                      District Of Columbia--1.6%
   2,500,000          District of Columbia Tobacco Settlement
                      Financing Corp., Asset Backed Revenue
                      Bonds, 6.50% (Original Issue Yield:           BBB / Baa3 /
                      6.67%), 5/15/2033                             BBB                          2,251,050
                      Florida--7.4%
   600,000            Broward County, FL Educational Facilities
                      Authority, Educational Facilities Revenue
                      Bonds (Series 2004B), 5.60% (Nova
                      Southeastern University)/(Original Issue      BBB / Baa2 /
                      Yield: 5.625%), 4/1/2029                      BBB+                         616,536
   400,000        2,3  Capital Trust Agency, FL, Revenue Bonds
                      (Series 2003A), 8.95% (Seminole Tribe of
                      Florida Convention and Resort Hotel
                      Facilities), 10/1/2033                        NR                           464,500
   1,000,000      2,3  Capital Trust Agency, FL, Revenue Bonds
                      (Series 2001), 10.00% (Seminole Tribe of
                      Florida Convention and Resort Hotel
                      Facilities), 10/1/2033                        NR                           1,197,620
   1,490,000          Citrus County, FL Hospital Board, Revenue
                      Refunding Bonds, 6.375% (Citrus Memorial
                      Hospital)/(Original Issue Yield: 6.50%),
                      8/15/2032                                     NR / Baa3 / BBB              1,543,357
   1,320,000          Harbor Bay, FL Community Development
                      District, Special Assessment Revenue
                      Bonds, 6.75%, 5/1/2034                        NR                           1,413,179
   2,000,000          Jacksonville, FL Sales Tax, Revenue Bonds
                      (Series 2003), 5.00% (MBIA Insurance
                      Corp. INS), 10/1/2024                         AAA / Aaa / AAA              2,085,180
   400,000            Midtown Miami, FL Community Development
                      District, Special Assessment Bonds
                      (Series 2004A), 6.00%, 5/1/2024               NR                           408,636
   400,000            Orlando, FL Urban Community Development
                      District, Capital Improvement Revenue
                      Bonds, 6.25%, 5/1/2034                        NR                           406,964
   1,000,000          South Lake County, FL Hospital District,
                      Revenue Bonds, 6.625% (South Lake             NR / Baa3 /
                      Hospital, Inc.), 10/1/2023                    BBB-                         1,048,560
   1,190,000          Verandah West, FL Community Development
                      District, Capital Improvement Revenue
                      Bonds (Series 2003A), 6.625% (Original
                      Issue Yield: 6.75%), 5/1/2033                 NR                           1,243,383
                      Total                                                                      10,427,915
                      Georgia--0.3%
   500,000            Athens, GA Housing Authority, Lease
                      Revenue Bonds, 5.25% (University of
                      Georgia-East Campus)/(AMBAC INS),
                      12/1/2023                                     NR / Aaa / AAA               531,415
                      Hawaii--1.0%
   1,400,000          Hawaii State Department of Budget &
                      Finance, Special Purpose Revenue Bonds
                      (Series A), 8.00% (Kahala Nui)/(Original
                      Issue Yield: 8.175%), 11/15/2033              NR                           1,416,030
                      Illinois--4.0%
   1,000,000          Antioch Village, IL Special Service Area
                      No. 1, Special Tax Revenue Bonds, 6.625%
                      (Deercrest Project), 3/1/2033                 NR                           997,460
   2,500,000          Chicago, IL Sales Tax, Revenue Bonds,
                      5.25% (FGIC INS)/(Original Issue Yield:
                      5.385%), 1/1/2028                             AAA / Aaa / AAA              2,583,450
   1,000,000          Chicago, IL Special Assessment,
                      Improvement Revenue Bonds, 6.75%
                      (Lakeshore East Project)/(Original Issue
                      Yield: 6.769%), 12/1/2032                     NR                           1,036,530
   1,000,000          Illinois Educational Facilities
                      Authority, Revenue Refunding Bonds
                      (Series A), 5.70% (Augustana
                      College)/(Original Issue Yield: 5.90%),
                      10/1/2032                                     NR / Baa1 / NR               1,024,720
                      Total                                                                      5,642,160
                      Kansas--2.2%
   3,000,000          Wichita, KS Water & Sewer Utility,
                      Revenue Bonds (Series 2003), 5.00% (FGIC
                      INS), 10/1/2021                               AAA / Aaa / AAA              3,178,410
                      Kentucky--1.1%
   1,500,000          Kentucky EDFA, Revenue Bonds (Series
                      2000A), 6.625% (Norton Healthcare,
                      Inc.)/(Original Issue Yield: 6.97%),
                      10/1/2028                                     NR / NR / BBB+               1,579,575
                      Massachusetts--3.4%
   1,500,000          Commonwealth of Massachusetts, LT GO
                      Bonds, 5.25% (U.S. Treasury PRF), 1/1/2022    AAA / Aaa / AAA              1,684,215
   2,000,000          Massachusetts Development Finance Agency,
                      Revenue Bonds, 5.75% (Massachusetts
                      College of Pharmacy & Allied Health
                      Sciences), 7/1/2033                           BBB / NR / NR                2,063,940
   1,000,000          Massachusetts HEFA, Revenue Bonds (Series
                      2003E), 6.75% (Jordan Hospital
                      )/(Original Issue Yield: 7.00%), 10/1/2033    BBB- / NR / NR               1,045,810
                      Total                                                                      4,793,965
                      Michigan--4.6%
   2,000,000          Cornell Township MI, Economic Development
                      Corp., Refunding Revenue Bonds, 5.875%
                      (MeadWestvaco Corp.), 5/1/2018                BBB / Baa2 / NR              2,084,300
   1,000,000          Detroit, MI Sewage Disposal System,
                      Refunding Senior Lien Revenue Bonds
                      (Series 2003A), 5.00% (FSA INS), 7/1/2024     AAA / Aaa / AAA              1,033,470
   2,375,000          Melvindale-Northern Allen Park, MI School
                      District, Building & Site LT GO Bonds,
                      5.00% (FSA INS), 5/1/2023                     AAA / Aaa / AAA              2,469,264
   900,000            West Bloomfield, MI School District,
                      School Building & Site UT GO Bonds,
                      5.125% (MBIA Insurance Corp.
                      INS)/(Original Issue Yield: 5.35%),
                      5/1/2021                                      AAA / Aaa / AAA              957,771
                      Total                                                                      6,544,805
                      Minnesota--0.6%
   900,000            St. Paul, MN Port Authority, Hotel
                      Facility Revenue Bonds (Series 2), 7.375%
                      (Radisson Kellogg Project)/(Original
                      Issue Yield: 7.50%), 8/1/2029                 NR                           912,384
                      Mississippi--1.6%
   2,000,000          Lowndes County, MS Solid Waste Disposal,
                      Refunding PCR Bonds (Series 1992B), 6.70%
                      (Weyerhaeuser Co.), 4/1/2022                  BBB / Baa2 / NR              2,280,380
                      Missouri--0.7%
   1,000,000          Missouri Development Finance Board,
                      Infrastructure Facilities Bonds (Series
                      2003A), 5.50% (Branson, MO)/(Original         BBB+ / Baa1 /
                      Issue Yield: 5.56%), 12/1/2032                NR                           1,023,540
                      Nevada--2.4%
   700,000            Las Vegas, NV Special Improvement
                      District No. 607, Local Improvement
                      Special Assessment Bonds (Series 2004),
                      6.25% (Original Issue Yield: 6.285%),
                      6/1/2024                                      NR                           721,294
   650,000            North Las Vegas, NV Special Improvement
                      District No. 60, Local Improvement
                      Special Assessment Bonds (Series 2002),
                      6.40% (Aliante), 12/1/2022                    NR                           660,264
   2,000,000          Truckee Meadows, NV Water Authority,
                      Water Revenue Bonds (Series 2001A), 5.00%
                      (FSA INS)/(Original Issue Yield: 5.36%),
                      7/1/2025                                      AAA / Aaa / AAA              2,044,560
                      Total                                                                      3,426,118
                      New Hampshire--2.3%
   3,000,000          Manchester, NH School Facilites, Revenue
                      Bonds , 5.50% (MBIA Insurance Corp. INS),
                      6/1/2028                                      AAA / Aaa / AAA              3,227,820
                      New Jersey--1.8%
   300,000            New Jersey EDA, Revenue Refunding Bonds
                      (Series A), 5.80% (Winchester Gardens at
                      Ward Homestead)/(Original Issue Yield:
                      5.82%), 11/1/2031                             NR / NR / BBB-               299,523
   600,000            New Jersey Health Care Facilities
                      Financing Authority, Revenue Bonds, 6.50%
                      (Pascack Valley Hospital
                      Association)/(Original Issue Yield:
                      6.72%), 7/1/2023                              B+ / NR / BB                 570,600
   500,000            New Jersey Health Care Facilities
                      Financing Authority, Revenue Bonds,
                      6.625% (Palisades Medical
                      Center)/(Original Issue Yield: 6.67%),        BBB- / Baa3 /
                      7/1/2031                                      BBB-                         526,205
   1,000,000          New Jersey State Educational Facilities
                      Authority, Revenue Bonds, Project C,          BBB+ / Baa1 /
                      6.50% (Georgian Court College), 7/1/2033      NR                           1,104,090
                      Total                                                                      2,500,418
                      New Mexico--0.6%
   750,000        2,3  Jicarilla, NM Apache Nation, Revenue
                      Bonds, 5.50%, 9/1/2023                        NR / NR / AAA                791,003
                      New York--4.8%
   750,000            Dutchess County, NY IDA, Revenue Bonds,
                      5.00% (Marist College)/(Original Issue
                      Yield: 5.25%), 7/1/2022                       NR / Baa1 / NR               767,970
   750,000            Dutchess County, NY IDA, Civic Facility
                      Revenue Bonds (Series 2004B), 7.50% (St.
                      Francis Hospital and Health Centers),
                      3/1/2029                                      NR                           742,620
   3,000,000          Metropolitan Transportation Authority,
                      NY, Service Contract Revenue Refunding
                      Bonds, (Series A), 5.00% (FGIC
                      INS)/(Original Issue Yield: 5.14%),
                      7/1/2022                                      AAA / Aaa / AAA              3,141,300
   2,000,000          New York State Dormitory Authority,
                      Revenue Bonds (Series 2003A), 5.50%
                      (Brooklyn Law School)/(Radian Asset
                      Assurance INS), 7/1/2019                      AA / NR / NR                 2,193,980
                      Total                                                                      6,845,870
                      North Carolina--3.0%
   1,000,000          Appalachian State University, NC, Revenue
                      Bonds, (Series 2003 A), 5.125% (FGIC
                      INS), 5/1/2021                                NR / Aaa / AAA               1,067,830
   1,000,000          Haywood County, NC Industrial Facilities
                      & Pollution Control Financing Authority,
                      Refunding Revenue Bonds, 6.00% (Champion
                      International Corp.), 3/1/2020                NR / Baa2 / NR               1,049,490
   1,000,000          North Carolina Eastern Municipal Power
                      Agency, Power System Refunding Revenue
                      Bonds (Series 2003C), 5.375% (Original        BBB / Baa2 /
                      Issue Yield: 5.57%), 1/1/2017                 BBB+                         1,065,550
   1,000,000          North Carolina Municipal Power Agency No.
                      1, Electric Revenue Bonds (Series 2003A),
                      5.25% (Catawba Electric)/(MBIA Insurance
                      Corp. INS), 1/1/2019                          AAA / Aaa / AAA              1,085,940
                      Total                                                                      4,268,810
                      North Dakota--3.0%
   2,000,000          Fargo, ND, Health System Revenue Bonds
                      (Series 2000A), 5.60% (Meritcare
                      Obligated Group)/(FSA INS)/(Original
                      Issue Yield: 5.70%), 6/1/2021                 AAA / Aaa / NR               2,182,800
   2,000,000          Ward County, ND Health Care Facility,
                      Revenue Bonds (Series A), 6.25% (Trinity
                      Obligated Group, ND)/(Original Issue
                      Yield: 6.375%), 7/1/2026                      BBB+ / NR / NR               2,041,480
                      Total                                                                      4,224,280
                      Ohio--0.7%
   1,000,000          Ohio State Air Quality Development
                      Authority, PCR Refunding Bonds (Series
                      2002A), 6.00% (Cleveland Electric             BB+ / Baa3 /
                      Illuminating Co.), 12/1/2013                  BBB-                         1,031,860
                      Pennsylvania--3.8%
   1,165,000          Allegheny County, PA HDA, Health System
                      Revenue Bonds (Series 2000B), 9.25% (West
                      Penn Allegheny Health System)/(Original
                      Issue Yield: 9.70%), 11/15/2030               B / B2 / B+                  1,326,538
   200,000            Allegheny County, PA HDA, Revenue Bonds,
                      (Series A), 8.75% (Covenant at South
                      Hills)/(Original Issue Yield: 8.80%),
                      2/1/2031                                      NR                           150,620
   1,295,000          Cumberland County, PA Municipal
                      Authority, Retirement Community Revenue
                      Bonds (Series 2002A), 7.25% (Wesley
                      Affiliated Services, Inc. Obligated
                      Group)/(Original Issue Yield: 7.50%),
                      1/1/2035                                      NR                           1,308,791
   1,500,000          Pennsylvania State Higher Education
                      Facilities Authority, Revenue Bonds,
                      (Series A), 6.00% (UPMC Health
                      System)/(Original Issue Yield: 6.16%),
                      1/15/2031                                     A / NR / A                   1,583,400
   1,000,000          Pennsylvania State Turnpike Commission,
                      Oil Franchise Tax Revenue Bonds (Series
                      2003A), 5.25% (MBIA Insurance Corp. INS),
                      12/1/2023                                     AAA / Aaa / AAA              1,072,990
                      Total                                                                      5,442,339
                      South Carolina--5.5%
   1,000,000          Clemson University, SC, University
                      Revenue Bonds, 5.00% (XL Capital
                      Assurance Inc. INS), 5/1/2023                 AAA / Aaa / AAA              1,036,800
   1,940,000          Myrtle Beach, SC, Hospitality Fee Revenue
                      Bonds (Series2004A), 5.375% (FGIC INS),
                      6/1/2023                                      AAA / Aaa / NR               2,103,736
   2,500,000          South Carolina Jobs-EDA, Health System
                      Revenue Bonds (Series A), 5.625% (Bon
                      Secours Health System)/(Original Issue
                      Yield: 5.84%), 11/15/2030                     A- / A3 / A-                 2,531,050
   2,000,000          South Carolina State Public Service
                      Authority, Refunding Revenue Bonds
                      (Series 2002D), 5.00% (Santee
                      Cooper)/(FSA INS), 1/1/2020                   AAA / Aaa / AAA              2,119,340
                      Total                                                                      7,790,926
                      South Dakota--1.3%
   1,750,000          South Dakota State Health & Educational
                      Authority, Revenue Bonds, 5.65%
                      (Westhills Village Retirement
                      Community)/(Original Issue Yield: 5.75%),
                      9/1/2023                                      A- / NR / NR                 1,795,290
                      Tennessee--3.8%
   2,000,000          Johnson City, TN Health & Education
                      Facilities Board, Hospital Revenue
                      Refunding Bonds (Series A), 7.50%
                      (Mountain States Health Alliance),            BBB+ / Baa2 /
                      7/1/2025                                      BBB-                         2,348,460
   1,535,000          Knox County, TN Health Education &
                      Housing Facilities Board, Refunding
                      Improvement Revenue Bonds (Series 2003B),
                      5.75% (East Tennessee Children's
                      Hospital)/(Original Issue Yield: 5.90%),      BBB+ / Baa1 /
                      7/1/2033                                      NR                           1,565,193
   1,500,000          Knox County, TN Health Education &
                      Housing Facilities Board, Revenue Bonds,
                      6.375% (Baptist Health System of East
                      Tennessee)/(Original Issue Yield: 6.50%),
                      4/15/2022                                     NR / Baa3 / NR               1,449,570
                      Total                                                                      5,363,223
                      Texas--10.1%
   1,200,000          Abilene, TX Health Facilites Development
                      Corp., Retirement Facilities Revenue
                      Bonds (Series 2003A), 7.00% (Sears
                      Methodist Retirement) /(Original Issue
                      Yield: 7.25%), 11/15/2033                     NR                           1,284,780
   700,000            Decatur, TX Hospital Authority, Hospital
                      Revenue Bonds (Series 2004A), 7.125%
                      (Wise Regional Health System), 9/1/2034       NR                           696,220
   2,500,000          Houston, TX Combined Utility System,
                      First Lien Revenue Refunding Bonds
                      (Series 2004A), 5.25% (FGIC INS),
                      5/15/2023                                     AAA / Aaa / AAA              2,671,325
   200,000            Matagorda County, TX Navigation District
                      Number One, Collateralized Refunding
                      Revenue Bonds, 5.60% (Centerpoint Energy      BBB / Baa2 /
                      Houston Electric), 3/1/2027                   BBB                          203,800
   4,000,000          North Central Texas HFDC, Hospital
                      Revenue Refunding Bonds (Series 2002),
                      5.25% (Children's Medical Center of
                      Dallas)/(AMBAC INS)/(Original Issue
                      Yield: 5.35%), 8/15/2022                      AAA / Aaa / AAA              4,231,120
   1,350,000          North Central Texas HFDC, Retirement
                      Facility Revenue Bonds (Series 1999),
                      7.50% (Northwest Senior Housing Corp.
                      Edgemere Project)/(Original Issue Yield:
                      7.75%), 11/15/2029                            NR                           1,401,300
   335,000            Sabine River Authority, TX, Refunding PCR
                      Bonds (Series 2003A), 5.80% (TXU Energy),
                      7/1/2022                                      BBB / Baa2 / NR              342,782
   1,050,000          Sabine River Authority, TX, PCR Refunding
                      Bonds (Series 2003B), 6.15% (TXU Energy),     BBB / Baa2 /
                      8/1/2022                                      BBB+                         1,102,395
   1,300,000          Texas State University System, Refunding
                      Revenue Bonds, 5.00% (FSA  INS), 3/15/2020    AAA / Aaa / AAA              1,364,441
   1,000,000          Tyler, TX Health Facilities Development
                      Corp., Hospital Revenue Bonds, 5.75%
                      (Mother Frances Hospital )/(Original          NR / Baa1 /
                      Issue Yield: 5.84%), 7/1/2027                 BBB+                         1,015,120
                      Total                                                                      14,313,283
                      Virginia--3.4%
   1,000,000          Broad Street Community Development
                      Authority, VA, Revenue Bonds, 7.50%
                      (Original Issue Yield: 7.625%), 6/1/2033      NR                           989,940
   1,280,000          Hampton, VA Convention Center, Revenue
                      Bonds, 5.125% (AMBAC INS), 1/15/2028          AAA / Aaa / AAA              1,325,914
   1,400,000          Peninsula Port Authority, VA, Residential
                      Care Facility Revenue Bonds (Series
                      2003A), 7.375% (Virginia Baptist Homes
                      Obligated Group)/(Original Issue Yield:
                      7.625%), 12/1/2032                            NR                           1,467,116
   1,000,000          Virginia Peninsula Port Authority, Coal
                      Terminal Revenue Refunding Bonds (Series
                      2003), 6.00% (Dominion Terminal
                      Associates Project-Brink's Issue),
                      4/1/2033                                      BBB / Baa3 / NR              1,033,940
                      Total                                                                      4,816,910
                      Washington--5.1%
   1,000,000          Everett, WA, LT GO Refunding Bonds, 5.00%
                      (MBIA Insurance Corp. INS), 12/1/2020         NR / Aaa / AAA               1,054,870
   1,910,000          King County, WA Public Hospital District
                      No. 1, Refunding LT GO Bonds, 5.00% (FSA
                      INS)/(Original Issue Yield: 5.17%),
                      12/1/2021                                     AAA / Aaa / AAA              1,991,786
   2,000,000          Washington State, UT GO Bonds (Series
                      2002B), 5.00% (FSA  INS)/(Original Issue
                      Yield: 5.05%), 1/1/2021                       AAA / Aaa / AAA              2,089,060
   2,000,000          Washington State, Various Purpose UT GO
                      Bonds (Series 2002A), 5.00% (FSA
                      INS)/(Original Issue Yield: 5.09%),
                      7/1/2022                                      AAA / Aaa / AAA              2,070,640
                      Total                                                                      7,206,356
                      Wisconsin--3.9%
   3,000,000          Wisconsin State HEFA, Health Facilities
                      Revenue Bonds (Series A), 5.25% (Ministry
                      Health Care)/(MBIA Insurance Corp.
                      INS)/(Original Issue Yield: 5.38%),
                      2/15/2032                                     AAA / Aaa / AAA              3,092,640
   160,000            Wisconsin State HEFA, Revenue Bonds
                      (Series 2004), 5.75% (Blood Center of
                      Southeastern Wisconsin, Inc.)/(Original
                      Issue Yield: 5.82%), 6/1/2034                 BBB+ / NR / NR               162,418
   250,000            Wisconsin State HEFA, Revenue Bonds
                      (Series 2004A), 6.25% (Southwest Health
                      Center)/(Original Issue Yield: 6.32%),
                      4/1/2034                                      NR                           243,673
   500,000            Wisconsin State HEFA, Revenue Bonds,
                      6.50% (Tomah Memorial Hospital,
                      Inc.)/(Original Issue Yield: 6.75%),
                      7/1/2023                                      NR                           503,345
   500,000            Wisconsin State HEFA, Revenue Bonds,
                      6.625% (Tomah Memorial Hospital,
                      Inc.)/(Original Issue Yield: 6.875%),
                      7/1/2028                                      NR                           503,025
   1,000,000          Wisconsin State HEFA, Revenue Bonds,
                      7.25% (Community Memorial
                      Hospital)/(Original Issue Yield: 7.45%),
                      1/15/2033                                     NR                           1,012,130
                      Total                                                                      5,517,231
                      Total Long-Term
                      Municipals
                      (identified cost $136,926,021)                                             141,679,256
                      SHORT-TERM MUNICIPALS - 0.1%
                      Utah--0.1%
   150,000            Weber County, UT, (Series 2000B) Daily
                      VRDNs (IHC Health Services, Inc.)/
                      (WestLB AG (GTD) LIQ) (at amortized cost)     AA+ / Aa1 / NR               150,000
                      Total Investments -
                      100%
                      (identified cost $137,076,021)4                                            141,829,256
                      OTHER ASSETS AND LIABILITIES - NET                                         393,753
                      LIQUIDATION VALUE OF
                      AUCTION
                      PREFERRED SHARES                                                           (53,675,000)
                      TOTAL NET ASSETS APPLICABLE
                      TO
                      COMMON SHAREHOLDERS                                                  $     88,548,009


At August 31, 2004, the fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investor Service and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $2,453,123 which represents 1.7% of total market value.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At August 31, 2004, these securities amounted to $2,453,123 which represents 1.7% of total market value.

4 The cost of investments for federal tax purposes amounts to $137,075,832. The net unrealized appreciation of investments for federal tax purposes was $4,753,424. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,174,087 and net unrealized depreciation from investments for those securities having an excess of cost over value of $420,663.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
EDA         --Economic Development Authority
EDFA        --Economic Development Finance Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
INS         --Insured
LIQ         --Liquidity Agreement
LT          --Limited Tax
PCR         --Pollution Control Revenue
PRF         --Prerefunded
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Municipal Income Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004